Provisions - United Kingdom Entities - Estimated Benefit Payable (Details) - UK € in Millions	Dec. 31, 2019 EUR (€)
2020
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 391
2021
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	362
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	388
2023
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	403
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	428
2025 to 2029
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 2,450